Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income/(loss)	$ 84,518	$ (28,916)
Adjustments to reconcile net income / (loss) to net cash provided by / (used in) operating activities:
Depreciation	22,025	23,694
Amortization of deferred drydock expenditures	3,162	3,884
Share-based compensation	2,354	1,823
Loss on vessel held for sale	6,917	0
Amortization of deferred finance fees	1,815	1,798
Unrealized (gains) on derivatives	(4,264)	(55)
Foreign exchange	(73)	(60)
Profit from equity method investments	36	59
Deferred drydock payments	(1,231)	(4,948)
Changes in operating assets and liabilities:
Receivables	(45,187)	(715)
Prepaid expenses and other assets	(810)	522
Advances and deposits	1,088	(1,262)
Inventories	(8,083)	6
Accounts payable	(1,144)	(150)
Accrued expenses and other liabilities	3,224	813
Deferred revenue	(1,363)	1,364
Accrued interest on debt and finance leases	482	(104)
Net cash provided by operating activities	63,466	(2,247)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels	39,912	9,895
Payments for acquisition of vessels and vessel equipment	(1,149)	(1,986)
Advances for ballast water treatment systems	(645)	(158)
Payments for other non-current assets	(96)	(80)
Payments for equity investments	(363)	(5,171)
Net cash provided by investing activities	37,659	2,500
CASH FLOWS FROM FINANCING ACTIVITIES
Prepayment of finance lease obligation	(84,724)	0
Proceeds from long-term debt	96,019	0
Repayments of long-term debt	(138,093)	(60,255)
Proceeds from finance leases	0	49,000
Repayments of finance leases	(12,298)	(14,691)
Payments for deferred finance fees	(3,405)	(980)
Issuance of common stock, net	38,977	0
Issuance of preferred stock, net	0	23,041
Payment of preferred dividend	(2,428)	(256)
Net cash (used in) financing activities	(105,952)	(4,141)
Net (decrease) in cash and cash equivalents	(4,827)	(3,888)
Cash and cash equivalents at the beginning of the year	55,449	58,365
Cash and cash equivalents at the end of the period	50,622	54,477
Cash paid during the year for:
Cash paid during the period for interest in respect of debt	3,472	3,509
Cash paid during the period for interest in respect of finance leases	9,948	6,952
Cash paid during the period for operating lease liabilities	454	345
Cash paid during the period for income taxes	37	113
Non-cash investing activity: Investment in Element 1 by issuing 950,000 shares of common stock	0	5,320
Non-cash financing activity: Accrued preferred dividends	$ 578	$ 361